Cover	Jun. 11, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Cardiff Lexington Corporation
Entity Central Index Key	0000811222
Entity Tax Identification Number	84-1044583
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false